Note 24 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	Year ended December 31,
	2022	2021

Cash payments made during the year
Income tax, net of refunds	$138,274	$116,873
Interest	49,709	28,003

Non-cash financing activities
Dividends declared but not paid	6,440	6,608